Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	PineBridge Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2012
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMRX
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMBX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSRX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSBX
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBURX
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBUIX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRRX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX